VIRTUS AllianzGI Global Small-Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022
($ reported in thousands)
	Shares	Value
Preferred Stock—0.4%
Germany—0.4%
Jungheinrich AG, 1.070%	10,670	$ 309
Total Preferred Stock (Identified Cost $257)		309

Common Stocks—96.6%
Australia—1.4%
ALS Ltd.	30,069	299
Ansell Ltd.	11,151	214
Domino’s Pizza Enterprises Ltd.	3,115	203
IGO Ltd.	11,707	122
PolyNovo Ltd.(1)	43,702	35
Pro Medicus Ltd.	1,397	51
Star Entertainment Group Ltd. (The)(1)	54,596	132
		1,056

Austria—0.5%
Wienerberger AG	13,698	414
Canada—0.5%
Masonite International Corp.(1)	4,335	386
Cayman Islands—0.8%
Alchip Technologies Ltd.	13,000	491
Uni-President China Holdings Ltd.	161,000	140
		631

China—0.1%
Chervon Holdings Ltd.(1)	9,400	65
Denmark—0.5%
Ambu A/S Class B	11,191	165
SimCorp A/S	3,187	233
		398

Finland—1.2%
Huhtamaki Oyj	10,591	369
Kojamo Oyj	22,354	537
		906

France—3.0%
APERAM S.A.	7,635	337
Elis S.A.(1)	23,929	353
Nexity S.A.	8,430	297
SCOR SE	14,146	455
SOITEC(1)	2,332	437
SPIE S.A.	17,134	405
		2,284

Germany—2.5%
Bechtle AG	6,933	390
CANCOM SE	7,589	473
Deutsche Pfandbriefbank AG	9,848	120
Evotec SE(1)	13,002	391
Jenoptik AG	10,275	309
	Shares	Value

Germany—continued
Scout24 SE	4,708	$ 269
		1,952

Hong Kong—0.9%
LK Technology Holdings Ltd.	132,500	198
Tam Jai International Co., Ltd.(1)	218,000	73
Techtronic Industries Co., Ltd.	9,000	144
VTech Holdings Ltd.	41,600	302
		717

Ireland—1.0%
Dalata Hotel Group plc(1)	92,732	406
Grafton Group plc UTS	25,568	327
		733

Italy—0.7%
ERG SpA	16,155	536
Japan—10.3%
Asahi Intecc Co., Ltd.	14,900	291
Cosmo Energy Holdings Co., Ltd.	7,000	150
Dai Nippon Printing Co., Ltd.	22,100	518
Ebara Corp.	3,800	211
Fuji Electric Co., Ltd.	12,100	603
Fujikura Ltd.(1)	30,700	155
Hitachi Zosen Corp.	29,200	177
Jeol Ltd.	7,000	387
Marui Group Co., Ltd.	6,800	124
Mitsubishi HC Capital, Inc.	70,200	326
Mitsui Mining & Smelting Co., Ltd.	6,800	186
Nagoya Railroad Co., Ltd.	20,700	366
Nikon Corp.	25,800	275
Nippon Shinyaku Co., Ltd.	5,900	401
NOF Corp.	4,300	176
PALTAC Corp.	4,200	156
Shimamura Co., Ltd.	3,900	347
Ship Healthcare Holdings, Inc.	11,400	185
Snow Peak, Inc.	6,900	185
Sojitz Corp.	34,740	571
T&D Holdings, Inc.	19,200	261
TechMatrix Corp.	28,000	487
Tess Holdings Co., Ltd.	16,600	212
Tokyu Fudosan Holdings Corp.	94,300	518
Toyo Suisan Kaisha Ltd.	2,000	72
Toyoda Gosei Co. Ltd.	9,200	152
ValueCommerce Co., Ltd.	4,900	148
Zeon Corp.	26,200	291
		7,931

Netherlands—1.0%
ASM International N.V.	755	275
ASR Nederland N.V.	9,908	462
		737

	Shares	Value

New Zealand—0.1%
Eroad Ltd.(1)	32,083	$ 99
Norway—1.3%
Elkem ASA	127,409	543
Storebrand ASA	43,482	435
		978

South Korea—0.4%
Koh Young Technology, Inc.	20,510	318
Sweden—1.0%
AAK AB	22,881	424
BioGaia AB Class B	748	44
Elekta AB Class B	38,386	303
		771

Switzerland—1.7%
Bystronic AG	361	372
Georg Fischer AG Registered Shares	301	360
Interroll Holding AG Registered Shares	107	352
Zur Rose Group AG(1)	1,606	236
		1,320

Taiwan—1.9%
ASMedia Technology, Inc.	11,000	735
Kinsus Interconnect Technology Corp.	14,000	93
Unimicron Technology Corp.	71,000	605
		1,433

Thailand—0.2%
Asiasoft Corp. PCL Foreign Shares	199,800	146
United Kingdom—5.4%
Auto Trader Group plc	51,651	426
Drax Group plc	43,345	446
Genus plc	8,891	328
HomeServe plc	44,010	486
Howden Joinery Group plc	33,275	334
Intermediate Capital Group plc	14,431	335
Moneysupermarket.com Group plc	157,112	391
Rotork plc	70,548	300
Spectris plc	11,784	400
Tate & Lyle plc	41,231	395
Weir Group plc (The)	16,520	352
		4,193

United States—58.0%
AGCO Corp.	6,119	894
Allegheny Technologies, Inc.(1)	17,110	459
American States Water Co.	13,196	1,175
API Group Corp.(1)	37,087	780
Axon Enterprise, Inc.(1)	2,821	389
BellRing Brands, Inc.(1)	32,263	745
See Notes to Schedule of Investments

VIRTUS AllianzGI Global Small-Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
	Shares	Value

United States—continued
BJ’s Wholesale Club Holdings, Inc.(1)	11,236	$ 760
Camping World Holdings, Inc. Class A	12,614	353
Casella Waste Systems, Inc. Class A(1)	8,923	782
ChampionX Corp.(1)	28,437	696
Chart Industries, Inc.(1)	5,767	991
Civitas Resources, Inc.	15,939	952
Clean Harbors, Inc.(1)	10,575	1,181
Coca-Cola Consolidated, Inc.	1,192	592
CONMED Corp.	3,727	554
Coty, Inc. Class A(1)	86,784	780
Curtiss-Wright Corp.	3,129	470
DigitalOcean Holdings, Inc.(1)	3,730	216
Dolby Laboratories, Inc. Class A	4,193	328
First Industrial Realty Trust, Inc.	13,189	816
Graphic Packaging Holding Co.	39,417	790
Hawaiian Electric Industries, Inc.	13,880	587
Hecla Mining Co.	42,772	281
Huntsman Corp.	12,566	471
Hyatt Hotels Corp. Class A(1)	7,695	734
ICF International, Inc.	12,272	1,155
II-VI, Inc.(1)	4,630	336
Intellia Therapeutics, Inc.(1)	1,774	129
ITT, Inc.	9,505	715
Kilroy Realty Corp.	13,050	997
Legend Biotech Corp. ADR(1)	4,134	150
LendingClub Corp.(1)	11,766	186
Lindblad Expeditions Holdings, Inc.(1)	35,564	536
LPL Financial Holdings, Inc.	5,470	999
Marathon Digital Holdings, Inc.(1)	14,841	415
Materion Corp.	10,586	908
Matson, Inc.	10,073	1,215
MaxLinear, Inc.(1)	15,190	886
MP Materials Corp.(1)	11,269	646
NanoString Technologies, Inc.(1)	5,151	179
National Vision Holdings, Inc.(1)	7,407	323
New Relic, Inc.(1)	4,360	292
Northern Oil and Gas, Inc.	30,841	869
Owens & Minor, Inc.	20,746	913
	Shares	Value

United States—continued
Paylocity Holding Corp.(1)	1,027	$ 211
PDC Energy, Inc.	12,300	894
Pebblebrook Hotel Trust	33,192	813
Perficient, Inc.(1)	6,097	671
Pinnacle Financial Partners, Inc.	9,069	835
Planet Fitness, Inc. Class A(1)	12,296	1,039
Popular, Inc.	9,985	816
RH(1)	733	239
Royal Gold, Inc.	2,568	363
Saia, Inc.(1)	2,422	591
Schnitzer Steel Industries, Inc. Class A	8,919	463
Silvergate Capital Corp. Class A(1)	3,528	531
Smartsheet, Inc. Class A(1)	5,023	275
Sprouts Farmers Market, Inc.(1)	15,768	504
Summit Materials, Inc. Class A(1)	12,278	381
SunPower Corp.(1)	9,936	213
Switch, Inc. Class A	43,569	1,343
Syneos Health, Inc. Class A(1)	7,231	585
Tenet Healthcare Corp.(1)	13,939	1,198
Terreno Realty Corp.	12,344	914
TG Therapeutics, Inc.(1)	4,013	38
Varonis Systems, Inc.(1)	6,343	302
Western Alliance Bancorp	7,810	647
WideOpenWest, Inc.(1)	61,811	1,078
Wintrust Financial Corp.	9,150	850
Workiva, Inc. Class A(1)	2,586	305
		44,724

Virgin Islands (British)—2.2%
Biohaven Pharmaceutical Holding Co. Ltd.(1)	3,032	360
Capri Holdings Ltd.(1)	15,380	790
Establishment Labs Holdings, Inc.(1)	8,264	557
		1,707

Total Common Stocks (Identified Cost $64,470)		74,435

Total Long-Term Investments—97.0% (Identified Cost $64,727)		74,744

	Shares	Value

Short-Term Investment—1.8%
Money Market Mutual Fund—1.8%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.194%)(2)	1,387,915	$ 1,388
Total Short-Term Investment (Identified Cost $1,388)		1,388

TOTAL INVESTMENTS—98.8% (Identified Cost $66,115)		$76,132
Other assets and liabilities, net—1.2%		924
NET ASSETS—100.0%		$77,056

Abbreviations:
ADR	American Depositary Receipt
UTS	Unit Trust Shares

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	61%
Japan	10
United Kingdom	6
France	3
Germany	3
Virgin Islands (British)	2
Taiwan	2
Other	13
Total	100%
† % of total investments as of March 31, 2022.
See Notes to Schedule of Investments

VIRTUS AllianzGI Global Small-Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of March 31, 2022, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at March 31, 2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Equity Securities:
Common Stocks	$74,435	$46,963	$27,472
Preferred Stock	309	—	309
Money Market Mutual Fund	1,388	1,388	—
Total Investments	$76,132	$48,351	$27,781
There were no securities valued using significant unobservable inputs (Level 3) at March 31, 2022.
There were no transfers into or out of Level 3 related to securities held at March 31, 2022.
See Notes to Schedule of Investments

VIRTUS ALLIANZGI GLOBAL SMALL-CAP FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Note 2. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the schedule of investments were available for issuance, and has determined that the following subsequent events require recognition or disclosure in this schedule of investments:
The Fund has been informed by AllianzGI U.S., the subadviser to the Fund, that AllianzGI U.S. will no longer act as a subadviser to the Fund after a transition period of up to 10 weeks from May 17, 2022. Consequently, the Adviser is evaluating next steps in the best interest of shareholders. In the coming weeks, the Fund will send an information statement to its shareholders with respect to a change of subadviser. Shareholder approval of any new subadvisers will not be required because of the relief previously approved by shareholders permitting the Adviser, with approval of the Board of Trustees, to change subadvisers under certain conditions.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
4